Leases, Commitments, and Contingencies - Summary of Non Cancellable Operating Leases (Detail) $ in Thousands	Sep. 30, 2022 USD ($)
Disclosure of Non Cancellable Operating Leases [Line Items]
Right-of-Use Asset	$ 13,734
Roseville, MN Lease [Member]
Disclosure of Non Cancellable Operating Leases [Line Items]
Remaining Term (years)	15 years 7 months 6 days
Right-of-Use Asset	$ 13,734